EARNINGS PER SHARE (Tables)	12 Months Ended
Aug. 31, 2013
Earnings Per Share [Abstract]
Basic Earnings Per Share Table

	Year Ended Aug. 31,
	2013	2012	2011
Weighted-Average Number of Common Shares	533.7	534.1	536.5
Dilutive Potential Common Shares	6.0	6.1	5.9
Antidilutive Potential Common Shares	1.8	6.7	11.2
Shares Excluded From Computation of Dilutive Potential Shares with Exercise Prices Greater than the Average Market Price of Common Shares for the Period	0.1	4.5	7.5